Retirement Plans (Details 3) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
U.S. Pension Plans
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$ (3)	$ (3)
Non-current liabilities	(205)	(123)
Net amount recognized	(208)	(126)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset and prior service credit	0	0
Net actuarial loss	(378)	(278)
Total loss recognized	$ (378)	$ (278)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.40%	4.30%
Non-U.S. Pension Plans
Amounts recognized in the Consolidated Balance Sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 1
Current liabilities	(5)	$ (6)
Non-current liabilities	(244)	(242)
Net amount recognized	(248)	(248)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset and prior service credit	4	2
Net actuarial loss	(502)	(491)
Total loss recognized	$ (498)	$ (489)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.60%	3.70%
Rate of compensation increase	2.80%	2.90%